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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_] Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BP Capital Management, L.P.
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28-10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert L. Stillwell
Title:   Managing Director
Phone:   (214) 265-4165

Signature, Place, and Date of Signing:

/s/ Robert L. Stillwell     Dallas, TX      November 14, 2012
------------------------   --------------   ------------------
      [Signature]          [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: 98,821
                                        -------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name

    1       28-12876                    TBP Investments Management LLC

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                          FORM 13F INFORMATION TABLE

COLUMN 1           COLUMN 2 COLUMN 3  COLUMN 4         COLUMN 5           COLUMN 6  COLUMN 7      COLUMN 8
--------           -------- --------- -------- ------------------------- ---------- -------- -------------------
                                                                                              VOTING AUTHORITY
                   TITLE OF            VALUE    SHRS OR                  INVESTMENT  OTHER   -------------------
NAME OF ISSUER      CLASS    CUSIP    (X1000)   PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE  SHARED   NONE
--------------     -------- --------- -------- --------- ------ -------- ---------- -------- ---- --------- ----
ANADARKO PETE
 CORP              COM       32511107   6,436     92,052   SH     N/A     DEFINED      1      0      92,052  0
ARCH COAL INC      COM       39380100   1,505    237,700   SH     N/A     DEFINED      1      0     237,700  0
CONSOL ENERGY
 INC               COM      20854P109   1,445     48,075   SH     N/A     DEFINED      1      0      48,075  0
DEVON ENERGY
 CORP NEW          COM      25179M103   7,455    123,226   SH     N/A     DEFINED      1      0     123,226  0
EOG RES INC        COM      26875P101   8,183     73,034   SH     N/A     DEFINED      1      0      73,034  0
GASTAR EXPL LTD    COM NEW  367299203   1,907  1,148,731   SH     N/A     DEFINED      1      0   1,148,731  0
GOODRICH PETE
 CORP              COM NEW  382410405   2,955    233,802   SH     N/A     DEFINED      1      0     233,802  0
HALLIBURTON CO     COM      406216101   5,132    152,334   SH     N/A     DEFINED      1      0     152,334  0
MCMORAN
 EXPLORATION CO    COM      582411104   3,927    334,224   SH     N/A     DEFINED      1      0     334,224  0
NATIONAL OILWELL
 VARCO INC         COM      637071101   1,947     24,300   SH     N/A     DEFINED      1      0      24,300  0
PIONEER NAT RES
 CO                COM      723787107  10,450    100,094   SH     N/A     DEFINED      1      0     100,094  0
QUICKSILVER
 RESOURCES INC     COM      74837R104   4,914  1,201,367   SH     N/A     DEFINED      1      0   1,201,367  0
RANGE RES CORP     COM      75281A109   5,826     83,389   SH     N/A     DEFINED      1      0      83,389  0
SANDRIDGE
 ENERGY INC        COM      80007P307   4,931    706,893   SH     N/A     DEFINED      1      0     706,893  0
SOUTHWESTERN
 ENERGY CO         COM      845467109  10,711    307,961   SH     N/A     DEFINED      1      0     307,961  0
TRANSOCEAN LTD     REG SHS  H8817H100   5,080    113,165   SH     N/A     DEFINED      1      0     113,165  0
VALERO ENERGY
 CORP NEW          COM      91913Y100  11,245    354,955   SH     N/A     DEFINED      1      0     354,955  0
WHITING PETE CORP
 NEW               COM      966387102   4,772    100,714   SH     N/A     DEFINED      1      0     100,714  0